Derivative Instruments and the Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]
Note 8 – Derivative Instruments and the Fair Value of Financial Instruments

In August of 2014, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain investors (the “Holders”) for an aggregate of $96,000 in Convertible Promissory Notes (“Securities”). The Company issued 6 convertible debt instruments with variable conversion prices with reset provisions. The notes convert at a percent of future financing and/or pre-money valuations on a full dilution basis therefore the Company has an indeterminate number of shares required to settle the notes in shares and is a derivative instrument as of issuance. In addition, since this note has an indeterminate number of shares to settle the note in shares this qualifies the convertible debt instruments as derivative instrument as of the issuance.

Under the Agreements, the holders of the Convertible Promissory Notes have the following terms and conditions:

1. If not previously converted, all outstanding principal and accrued interest under a given Note will be due and payable on demand by the Holder at any time after the earlier of (i) 36 months following issuance of such Note (the "Maturity Date") or (ii) the consummation of a Corporate Transaction (sale of substantially all of the Company's assets or stock; an IPO by the Company; merger of the Company; or a liquidation/dissolution).

2. The Notes accrue interest at a rate of 0% to 10% per annum compounded annually.

3. The Note is convertible as follows: (a) If the Note is converted upon the Next Equity Financing, shares of the same class of stock issued to investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, shares of common stock of the Company; or (c) if the Note is converted as part of a Maturity Conversion, units of Class A limited liability company membership interest ("Class A Units").

4. The Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a "pre- money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis.

5. If the Next Equity Financing or a Corporate Transaction has not occurred on or before the Maturity Date, and the Note has not been repaid in full, the outstanding balance will, at the Holder's election, be (a) due and payable in full or (b) converted into Conversion Security.

Valuation of Derivative Financial Instruments

(1)	Valuation Methodology

The Company has utilized a third party valuation consultant to assist the Company to fair value the derivative financial instruments. The company uses Monte Carlo models that value the derivative liability within the notes. The technique applied generates a large number of possible (but random) price paths for the underlying (or underlyings) via simulation, and then calculates the associated payment value (cash or stock) of the derivative features. The price of the underlying common stock is modeled such that it follows a geometric Brownian motion with constant drift, and constant volatility. The stock price is determined by a random sampling from a normal distribution. Since the underlying random process is the same, for enough price paths, the value of derivative is derived from path dependent scenarios and outcomes.

The features in the Notes that were analyzed and incorporated into the model included the conversion feature with the adjustable conversion price and redemption provisions (at the option of the Holder). Based on these features, there are two primary events that can occur: the Holder converts the note or the Holder redeems the note.

The model simulates the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, conversion price, etc.). Probabilities were assigned to each variable such as redemption likelihood, and timing and pricing of reset events over the remaining term of the note based on management projections. This led to a cash flow simulation over the life of the note. A discounted cash flow for each simulation was completed, and it was compared to the discounted cash flow of the note without the embedded features, thus determining a value for the derivative liability for that simulation. For each valuation, 10,000 simulations were run and the results were averaged to determine the derivative liability as of the date of each valuation.

(2)	Valuation Assumptions

The convertible notes were valued at issuance (potentially convertible if a financing event occurred in the period) and also at the quarterly periods with the following assumptions:

- The public market price of $0.0230 (09/30/15 common stock price downloaded from Nasdaq.com using the ticker symbol TGRI) was utilized in the stock price projection as of 09/30/15. The Common shares outstanding as of 09/30/15 are 648,954,554;

- The stock projections are based on the comparable company annual volatilities for each date. These volatilities were in the 130 – 132% range:

	1 year		1 year
06/30/15	130%	09/30/15	132%

- The stock price projection was modeled such that it follows a geometric Brownian motion with constant drift and a constant volatility;

- An event of default would not occur during the remaining term of the note;

- Conversion of the notes to stock would occur only at maturity if the Note was in the money and a reset event had occurred - either the Next Financing or Corporate Transaction;

- Redemption would have no derivative value since no penalty or interest rate adjustment exist in these Notes;

- Discount rates were based on risk free rates in effect based on the remaining term and date of each valuation and instrument.

-The Note is convertible as follows: (a) if the Note is converted upon the Next Equity Financing, shares of the same class of stock issued to investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, shares of common stock; or (c) if the Note is converted as part of a Maturity Conversion.

- The Note Conversion Price is based on the following: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a "pre- money" valuation of $8,000,000 by the number of shares outstanding prior to such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units/shares (restricted and non-restricted) outstanding prior to such conversion, on a fully diluted basis.

- If the Next Equity Financing or a Corporate Transaction has not occurred on or before the Maturity Date, and the Note has not been repaid in full, the outstanding balance will, at the Holder's election, be (a) due and payable in full or (b) converted into Conversion Security.

The conversion price adjustments from the Next Financing and Corporate Transaction (the IPO/Reverse Merger on May 29, 2015) and cash requirements since the IPO are:

As a result of the reverse merger and Corporate Transaction with Tierra Grande Resources Inc. (TGRI stock symbol), 634,345,251 issued and outstanding common shares existed following the Closing of the Merger with VNUE on 5/29/15.

As of May 29, 2015 the conversion price assuming an $8 million pre-money valuation and 634,345,251 shares outstanding was $0.01261. The conversion may reset up through maturity assuming the same $8 million pre-money value and the fully diluted shares outstanding at that time.

The Company has no further projected financings in the form of private placements.

As of September 30, 2015 and December 31, 2014, the estimated fair value of derivative liabilities on convertible notes was $103,002 and $215,748, respectively.

The following table summarizes the change of fair value of the derivative liabilities.

Balance at January 1, 2015	$(215,748)
To record derivative liabilities as debt discount
Change in fair value of derivative liabilities	112,746

Balance at September 30, 2015	$(103,002)

Note 7 – Derivative Instruments and the Fair Value of Financial Instruments

In August of 2014, the Company entered into Securities Purchase Agreements (the “Securities Purchase Agreements”) with certain investors (the “Holders”) for an aggregate of $96,000 in Convertible Promissory Notes (the "Notes" or “Securities”). The Securities included 6 convertible debt instruments with variable conversion prices with reset provisions. The Notes convert at a certain percentage of future financing and/or pre-money valuations on a full dilution basis; therefore the Company has an indeterminate number of shares required to settle the notes and this qualifies the convertible debt instruments as derivative instrument at the date of issuance.

Under the Security Purchase Agreements, the holders of the Convertible Promissory Notes have the following terms and conditions:

1. If not previously converted, all outstanding principal and accrued interest under a given Note will be due and payable on demand by the Holder at any time after the earlier of (i) 36 months following issuance of such Note (the "Maturity Date") or (ii) the consummation of a Corporate Transaction (sale of substantially all of the Company's assets or stock; an IPO by the Company; merger of the Company; or a liquidation/dissolution).

2. The Notes accrue interest at a rate of 0% to 10% per annum compounded annually.

3. The Note is convertible as follows: (a) If the Note is converted upon the Next Equity Financing, shares of the same class of stock issued to investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, shares of common stock of the Company; or (c) if the Note is converted as part of a Maturity Conversion, units of Class A limited liability company membership interest ("Class A Units").

4. The Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a "pre- money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis.

5. If the Next Equity Financing or a Corporate Transaction has not occurred on or before the Maturity Date, and the Note has not been repaid in full, the outstanding balance will, at the Holder's election, be (a) due and payable in full or (b) converted into Conversion Security.

Valuation of Derivative Financial Instruments

(1)	Valuation Methodology

The Company has utilized a third party valuation consultant to assist the Company to fair value the derivative financial instruments. The company uses Monte Carlo models that value the derivative liability within the notes. The technique applied generates a large number of possible (but random) price paths for the underlying (or underlyings) via simulation, and then calculates the associated payment value (cash or stock) of the derivative features. The price of the underlying common stock is modeled such that it follows a geometric Brownian motion with constant drift, and constant volatility. The stock price is determined by a random sampling from a normal distribution. Since the underlying random process is the same, for enough price paths, the value of derivative is derived from path dependent scenarios and outcomes.

The features in the Notes that were analyzed and incorporated into the model included the conversion feature with the adjustable conversion price and redemption provisions (at the option of the Holder). Based on these features, there are two primary events that can occur: the Holder converts the note or the Holder redeems the note.

The model simulates the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, conversion price, etc.). Probabilities were assigned to each variable such as redemption likelihood, and timing and pricing of reset events over the remaining term of the note based on management projections. This led to a cash flow simulation over the life of the note. A discounted cash flow for each simulation was completed, and it was compared to the discounted cash flow of the note without the embedded features, thus determining a value for the derivative liability for that simulation. For each valuation, 10,000 simulations were run and the results were averaged to determine the derivative liability as of the date of each valuation.

(2)	Valuation Assumptions

The convertible notes were valued at issuance (potentially convertible if a financing event occurred in the period) and also at the quarterly periods with the following assumptions:

- The stock price was based on the Private Placement dated January 1, 2015 which raised $686,320 at $1.53 per VNUE Common S tock share price with 9,491,961 issued / outstanding and using the TGRI capitalization of 477,664,519 issued / outstanding with a Common Stock share price of $0.0304 .

- The stock projection s are based on the comparable company annual volatilities for each date. These volatilities were in the 104–122% range:

	1 year		1 year

8/14/14	104%	9/30/14	109%

8/20/14	109%	12/31/14	119%

8/31/14	109%	3/31/15	122%

- The stock price projection was modeled such that it follows a geometric Brownian motion with constant drift and an constant volatility, starting with the $0.03 market stock price at each valuation date;

- An event of default would not occur during the remaining term of the note;

- Conversion of the notes to stock would occur only at maturity if the Note was in the money and a reset event had occurred - either the Next Financing or Corporate Transaction ;

- Redemption would have no derivative value since no penalty or interest rate adjustment exist in these Notes;

- Discount rates were based on risk free rates in effect based on the remaining term and date of each valuation and instrument.

- The Note is convertible as follows: (a) if the Note is converted upon the Next Equity Financing , shares of the same class of stock issued to investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction , shares of common stock; or (c) if the Note is converted as part of a Maturity Conversion .

- The Note Conversion Price is based on the following: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing ; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a "pre- money" valuation of $8,000,000 by the number of shares outstanding prior to such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units/shares (restricted and non-restricted) outstanding prior to such conversion, on a fully diluted basis.

- If the Next Equity Financing or a Corporate Transaction has not occurred on or before the Maturity Date, and the Note has not been repaid in full, the outstanding balance will, at the Holder's election, be (a) due and payable in full or (b) converted into Conversion Security.

- The Note assumptions for the Next Financing or Corporate Transaction (i.e. IPO) and cash requirements if no IPO are

	08/14/14	09/30/14	12/31/14	03/31/15

Next Equity Financing
Minimum expected to raise	1,000,000	1,000,000	1,000,000	686,320
Maximum expected to raise	5,000,000	5,000,000	5,000,000	686,320
Target date of raise	12/31/14	12/31/14	12/31/14	03/31/15

Corporate Transaction/IPO
Probability of IPO	50%	60%	70%	80%
Compensation Shares issued at IPO	10%	10%	10%	10%
Target date of IPO	03/31/15	03/31/15	03/31/15	06/30/15

Cash if No IPO
Cash needed if no IPO	2,000,000	2,000,000	2,000,000	2,000,000

As of December 31, 2014, the estimated fair value of derivative liabilities on convertible notes was $215,748.

The following table summarizes the change of fair value of the derivative debt liabilities.

Balance at January 1, 2014	$-
To record derivative liabilities as debt discount	(248,952)
Change in fair value of derivative liabilities	33,204
Settlement of derivative liability due to conversion of related notes	(-)
Balance at December 31, 2014	$(215,748)